SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Foreign currencies translation
	September 30, 2021	September 30, 2020
Period-end HKD:US$ exchange rate	0.12843	0.12903
Period average HKD:US$ exchange rate	0.12876	0.12891
Period-end SGD:US$ exchange rate	0.73550	-
Period average SGD:US$ exchange rate	0.74687	-

	December 31, 2020	December 31, 2019
Year-end HKD:US$ exchange rate	0.12899	0.12842
Average HKD:US$ exchange rate	0.12894	0.12764
Year-end SGD:US$ exchange rate	0.75645	-
Average SGD:US$ exchange rate	0.74365	-